Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

April 24, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK – 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). This Amendment is being filed solely to delay the effectiveness of Post-Effective Amendment No. 71 to the Trust’s Registration Statement, filed on February 13, 2015, until May 1, 2015.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.